Related party transactions	12 Months Ended
Dec. 31, 2023
Statement [line items]
Related party transactions
36. Related party transactions
Joint ventures and associates
At 31 December 2022, the Group had a current liability payable to Academy of Pop of £5m (2021: £7m), which related to the Group’s initial capital contribution that had not yet been paid as at 31 December 2022. This balance was paid in early 2023.
Key management personnel
Key management personnel are deemed to be the members of the Pearson Executive Management team (see pages
72-73).
It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2023. Key management personnel compensation is disclosed below:

All figures in £ millions	2023	2022	2021

Short-term employee benefits	9	7	6

Retirement benefits	1	1	1

Share-based payment costs	11	9	8

Total	21	17	15
Short-term employee benefits and retirement benefits exclude Executive Directors which are shown on page 11
9
of the Directors Remuneration Report.
There were no other material related party transactions. No guarantees have been provided to related parties.